Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Cash and cash equivalents	$ 1,362,126	$ 510,267	$ 548,095	$ 391,396
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,222,012	14,493,675	11,581,116
FDIC loss share receivables	0	39,878	69,627
Derivative instruments	38,886	30,486
Financial Liabilities
Deposits	17,408,283	16,178,748	12,520,525
Short-term borrowings	509,136	326,617	$ 845,742
Long-term debt	628,953	340,447
Derivative instruments	30,209	25,002
Level 1
Financial Assets
Cash and cash equivalents	1,362,126	510,267
Investment securities	0	0
Loans and loans held for sale, net of unearned income and allowance for loan losses	0	0
FDIC loss share receivables	0	0
Derivative instruments	0	0
Financial Liabilities
Deposits	0	0
Short-term borrowings	334,136	216,617
Long-term debt	0	0
Derivative instruments	0	0
Level 2
Financial Assets
Cash and cash equivalents	0	0
Investment securities	3,536,029	2,901,247
Loans and loans held for sale, net of unearned income and allowance for loan losses	157,041	166,247
FDIC loss share receivables	0	0
Derivative instruments	38,886	30,486
Financial Liabilities
Deposits	0	0
Short-term borrowings	175,000	110,000
Long-term debt	0	0
Derivative instruments	30,209	25,002
Level 3
Financial Assets
Cash and cash equivalents	0	0
Investment securities	0	0
Loans and loans held for sale, net of unearned income and allowance for loan losses	14,909,014	14,508,502
FDIC loss share receivables	0	9,163
Derivative instruments	0	0
Financial Liabilities
Deposits	16,762,475	15,696,245
Short-term borrowings	0	0
Long-term debt	617,656	309,847
Derivative instruments	0	0
Carrying Amount
Financial Assets
Cash and cash equivalents	1,362,126	510,267
Investment securities	3,535,313	2,899,214
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,077,293	14,355,297
FDIC loss share receivables	0	39,878
Derivative instruments	38,886	30,486
Financial Liabilities
Deposits	17,408,283	16,178,748
Short-term borrowings	509,136	326,617
Long-term debt	628,953	340,447
Derivative instruments	30,209	25,002
Fair Value
Financial Assets
Cash and cash equivalents	1,362,126	510,267
Investment securities	3,536,029	2,901,247
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,066,055	14,674,749
FDIC loss share receivables	0	9,163
Derivative instruments	38,886	30,486
Financial Liabilities
Deposits	16,762,475	15,696,245
Short-term borrowings	509,136	326,617
Long-term debt	617,656	309,847
Derivative instruments	$ 30,209	$ 25,002